Note 11 - Borrowings (Details Textual)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 CAD ($)	Jan. 31, 2022 AUD ($)
Loan Under Canadian Federal Government’s COVID-19 Economic Response Plan [Member]
Unsecured Long-Term Debt, Noncurrent			$ 60,000
Proceeds from Issuance of Unsecured Debt	$ 20,000	$ 40,000
Long-term Debt, Amount Must be Repaid for Forgiveness			$ 40,000
Short-term Loan Facility [Member]
Debt Instrument, Face Amount				$ 1,002,404
Debt Instrument, Interest Rate, Effective Percentage				1.49%